SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 34,414
Less: imputed interest	(271)
Total	$ 34,143	$ 100,589